Revenues from Continuing Operations (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Unearned revenue	$ 8,919	$ 2,821
Prepaid Expenses and Other Current Assets [Member]
Prepaid Expense and Other Assets, Current	168	80
Performance Obligations [Member]
Unearned revenue	$ 3,010	$ 0
Minimum [Member] | Twenty Vessels Under Time Charter Agreements [Member]
Remaining tenor of time charter agreements (in years)	0.4
Minimum [Member] | Thirteen Time Charter Agreements With Extensions In Charterers Option [Member]
Remaining tenor of time charter agreements (in years)	0.4
Maximum [Member] | Twenty Vessels Under Time Charter Agreements [Member]
Remaining tenor of time charter agreements (in years)	4.7
Maximum [Member] | Thirteen Time Charter Agreements With Extensions In Charterers Option [Member]
Remaining tenor of time charter agreements (in years)	9.2